Interest Expense (Tables)	12 Months Ended
Dec. 31, 2021
Borrowing costs [abstract]
Disclosure of interest expense
Interest expense is comprised of the following:

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Term loan	$7,638	$10,891
SFR JV-HD subscription facility	884	—
SFR JV-2 subscription facility	2,569	—
Securitization debt 2017-2	13,338	13,408
SFR JV-HD warehouse credit facility	1,009	—
SFR JV-2 warehouse credit facility	2,179	—
Securitization debt 2018-1	12,428	12,473
SFR JV-1 securitization debt 2019-1	10,377	10,385
SFR JV-1 securitization debt 2020-1	13,465	6,030
SFR JV-1 securitization debt 2021-1	2,548	—
Securitization debt 2020-2	8,589	1,221
SFR JV-1 subscription facility(1)	1,112	3,763
SFR JV-1 warehouse credit facility(1)	10,553	6,091
Warehouse credit facility(1)	525	1,246
Securitization debt 2017-1(1)	13,807	16,612
Term loan 2(1)	1,191	2,796
Securitization debt 2016-1(2)	—	12,177
Single-family rental interest expense	102,212	97,093

Mortgage	457	285
Vendor take-back (VTB) loan 2020(2)	—	233
Canadian development properties interest expense(3)	457	518

Corporate credit facility	3,990	12,582
Corporate office mortgages	468	450
Corporate interest expense	4,458	13,032

Amortization of financing costs	9,283	5,900
Amortization of debt discounts	6,320	4,694
Debentures interest(4)	6,732	9,927
Interest on Due to Affiliate	17,250	5,654
Interest on lease obligation	968	328
Total interest expense(5)	$147,680	$137,146
(1) These facilities were fully repaid during the year.
(2) The securitization debt 2016-1 and vendor take-back (VTB) loan 2020 were fully repaid in 2020.
(3) Canadian development properties capitalized $1,567 of interest for the year ended December 31, 2021 (2020 - $1,708).
(4) The outstanding balance of 2022 convertible debentures was redeemed in full on September 9, 2021.
(5) On March 31, 2021, the Company sold an 80% interest in its U.S. multi-family rental portfolio. As a result, interest expense incurred on the U.S. multi-family rental portfolio has been reclassified to net income from discontinued operations for the year ended December 31, 2020 to conform with the current period presentation (Note 5).